Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Goldman Sachs Municipal Income Completion Fund
(the “Fund”)
Supplement dated January 17, 2025 to the
Prospectus, Summary Prospectus, and Statement of Additional Information, each dated July 29, 2024, as supplemented to date
Effective immediately, the Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information are revised as follows:
The following replaces Footnote 2 of the “Annual Fund Operating Expenses” table under “Summary —Fees and Expenses of the Fund” in the Fund’s Prospectus and “Fees and Expenses of the Fund” in the Fund’s Summary Prospectus:
[2]
The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.00% of the Fund’s average daily net assets. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Fund’s transfer agent, has agreed to reduce or limit its transfer agency fee to 0.00% of the Fund’s average daily net assets. These arrangements will remain in effect indefinitely, and the Investment Adviser and Goldman Sachs may not terminate the arrangements without the approval of the Board of Trustees.

Goldman Sachs Municipal Income Completion Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Goldman Sachs Municipal Income Completion Fund
(the “Fund”)
Supplement dated January 17, 2025 to the
Prospectus, Summary Prospectus, and Statement of Additional Information, each dated July 29, 2024, as supplemented to date
Effective immediately, the Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information are revised as follows:
The following replaces Footnote 2 of the “Annual Fund Operating Expenses” table under “Summary —Fees and Expenses of the Fund” in the Fund’s Prospectus and “Fees and Expenses of the Fund” in the Fund’s Summary Prospectus:
[2]
The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.00% of the Fund’s average daily net assets. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Fund’s transfer agent, has agreed to reduce or limit its transfer agency fee to 0.00% of the Fund’s average daily net assets. These arrangements will remain in effect indefinitely, and the Investment Adviser and Goldman Sachs may not terminate the arrangements without the approval of the Board of Trustees.